SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 79	☒

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Michael E. Cahill, Esq.

Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of TCW Funds, Inc., filed with the Commission on June 19, 2012 (Accession Number 0001193125-12-275507) (the “Registration Statement”), until October 31, 2012. The prospectus, statement of additional information and Part C included in the Registration Statement are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 28th day of September 2012.

TCW FUNDS, INC.

By:	/s/ Michael E. Cahill
Michael E. Cahill
Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Patrick C. Haden	Chairman and Director	September 28, 2012

* Thomas E. Larkin, Jr.	Director	September 28, 2012

* Charles W. Baldiswieler	Director and President (Chief Executive Officer)	September 28, 2012

* Samuel P. Bell	Director	September 28, 2012

* John A. Gavin	Director	September 28, 2012

* Janet E. Kerr	Director	September 28, 2012

* Peter McMillan	Director	September 28, 2012

* Charles A. Parker	Director	September 28, 2012

* Victoria B. Rogers	Director	September 28, 2012

* Marc I. Stern	Director	September 28, 2012

/s/ David S. DeVito David S. DeVito	Treasurer (Principal Financial and Accounting Officer)	September 28, 2012

*By:	/s/ Michael E. Cahill
Michael E. Cahill
Attorney-in-Fact